SmartETFs Advertising & Marketing Technology ETF

Schedule of Investments

at September 30, 2021 (Unaudited)

Shares	Common Stocks: 99.9%	Value ($)

	Advertising: 54.5%
4,650	AcuityAds Holdings Inc.	$31,109
50	Alphabet Inc.*	133,676
380	Baidu Inc.*	58,425
4,000	CyberAgent Inc.	77,854
1,400	Digital Turbine Inc.	96,250
310	Facebook Inc.*	105,211
3,500	Future PLC	174,043
2,230	Magnite Inc.*	62,440
5,300	Perion Network Ltd.	91,849
2,550	PubMatic Inc.	67,193
260	Roku Inc.*	81,471
1,440	TechTarget Inc.*	118,685
1,000	Trade Desk Inc/The*	70,300
3,832	Tremor International Ltd.*	70,777
2,000	ValueCommerce Co., Ltd.*	85,816
1,280	Yandex NV*	102,003
14,000	Z Holdings Corp.	90,289
		1,517,391

	Enterprise Software/Services: 5.2%
370	Atlassian Corp PLC*	144,825

	Internet Content: 2.1%
1,000	Tencent Holdings Ltd.	59,270

	Marketing Technology: 38.1%
170	Adobe Inc.	97,872
4,020	Criteo SA	147,333
220	HubSpot Inc.*	148,740
8,040	iClick Interactive Asia Group Ltd.*	44,461
1,180	LiveRamp Holdings Inc.	55,731
660	Pegasystems Inc.	83,886
3,870	QuinStreet Inc.*	67,957
12,280	S4 Capital PLC*	139,835
380	salesforce.com Inc.*	103,064
40,000	Weimob Inc.	57,960
1,850	ZoomInfo Technologies Inc.*	113,201
		1,060,040

	Total Common Stocks (Cost $2,614,276)	$2,781,526

	Total Investments (Cost $2,614,276) - 99.9%	2,781,526
	Other Assets in Excess of Liabilities - 0.1%	2,510
	Total Net Assets - 100.0%	$2,784,036

*	Non-income producing security.

PLC - Public Limited Company